Summary of Change in Projected Benefit Obligation Plan Assets and Funded Status (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Change in plan assets:
Employer contributions					$ 3,927	$ 7,920
Pension Plan
Change in benefit obligation:
Benefit obligation at beginning of period			$ 585,783	$ 579,708		579,708	$ 3,494
Acquisition							547,033
Service cost	$ 924	$ 673	2,865	2,569	1,331	3,676	1,331
Interest cost	$ 4,837	$ 3,578	15,419	16,987	9,127	22,891	9,165
Curtailment gain					(75)		(75)
Foreign exchange impact						(42,855)	14,367
Actuarial gain						39,891	9,684
Employee contributions						1,394	576
Benefits paid						(18,922)	(5,867)
Benefit obligation at end of period					579,708	585,783	579,708
Change in plan assets:
Fair value of plan assets at beginning of year			594,769	557,271		557,271
Acquisitions							515,221
Actual return on plan assets						81,813	28,026
Foreign exchange impact						(41,234)	13,557
Employer contributions						14,447	5,758
Employee contributions						1,394	576
Benefits paid						(18,922)	(5,867)
Fair value of plan assets at end of year					557,271	594,769	557,271
Fair value of plan assets at end of period:			594,769	557,271	557,271	557,271	557,271	$ 594,769	$ 557,271
Overfunded/(underfunded) status at end of year								8,986	(22,437)
Components of the amounts recognized in the Consolidated Balance Sheet:
Current liabilities									(747)
Non-current assets								8,986
Non-current liabilities									(21,690)
Total overfunded/(underfunded) status								8,986	$ (22,437)
CANADA | Other Post-Employment Obligations
Change in benefit obligation:
Benefit obligation at beginning of period			$ 2,267	$ 0		0
Acquisition						2,582
Service cost						44
Interest cost						62
Actuarial gain						419
Benefits paid						(2)
Benefit obligation at end of period					$ 0	2,267	$ 0
Change in plan assets:
Benefits paid						$ (2)
Overfunded/(underfunded) status at end of year								(2,267)
Components of the amounts recognized in the Consolidated Balance Sheet:
Current liabilities								(61)
Non-current assets								0
Non-current liabilities								(2,206)
Total overfunded/(underfunded) status								$ (2,267)